Schedule of Reconciliation of Net Income Per Common Share (Details) - USD ($)	2 Months Ended	3 Months Ended			6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021		Mar. 31, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
Interest earned on marketable securities held in Trust Account		$ 2,896			$ 5,315
Less: Interest allocable to non-redeemable common stock		(915)			(1,680)
Net income allocable to shares subject to possible redemption		$ 1,981			$ 3,635
Basic and diluted weighted average shares outstanding		10,333,213			10,363,269
Basic and diluted net income per share		$ 0.00			$ 0.00
Net Income (Loss)	$ (8,996)	$ (2,202,161)		$ 2,973,220	$ 771,059
Less: Income attributable to common stock subject to possible redemption		(1,981)			(3,635)
Non-Redeemable net income (loss)		$ (2,204,142)			$ 767,424
Weighted average non-redeemable shares outstanding, basic and diluted	2,500,000 [1]	4,443,103	[2]		4,162,957 [2]
Basic and diluted net income (loss) per share	$ (0.00)	$ (0.50)			$ 0.18

[1]	Excludes up to 343,125 founder shares subject to forfeiture by the Sponsor and up to 31,875 representative shares held by Ladenburg and certain of its employees subject to forfeiture if over-allotment option was not exercised in full or in part by the underwriters (see Note 5 and Note 8). As a result of the underwriter’s election to fully exercise their over-allotment option on January 14, 2021, the founder shares and representative shares are no longer subject to forfeiture (see Note 8).
[2]	Excludes an aggregate of 10,117,574 shares subject to possible redemption.